Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unrecognized contractual commitments [abstract]
Assets held under finance leases	€ 998	€ 716	€ 636
Non-current pledged, mortgaged or receivership assets	21	20	366
Collateralized current assets	2	2	2
Total	€ 1,021	€ 739	€ 1,004